Long-Term Debt - Summary of Trust Preferred Securities Issued by Trusts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 247	$ 296
Assets of the trust	$ 747	$ 795
Translated from Sterling into U.S. dollars on a basis of U.S. to Pound Sterling, rate of exchange	1.23	1.48
MEL CAP III interest rate adjustment in basis points	13400.00%
Mellon Capital I I I [Member]
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 247	$ 296
Interest rate	1.87%	6.37%
Assets of the trust	$ 247	$ 295
Due date	2036	2036
Call date	2016	2016
Mellon Capital I V
Debt Instrument [Line Items]
Trust-preferred securities issued by the trust	$ 0	$ 0
Assets of the trust	$ 500	$ 500